EATON VANCE LOGO(R)







SEMIANNUAL REPORT MARCH 31, 2002                                  [PHOTO] MONEY


[PHOTO] STATUE

                                  EATON VANCE
                                     INCOME
                                      FUND
                                       OF
                                     BOSTON




[PHOTO] BUILDINGS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2002

INVESTMENT UPDATE

INVESTMENT ENVIRONMENT

- Amid a recession, rising default rates and the after-effects of September 11, the high-yield market showed surprising resilience during the six months ended March 31, 2002. Demand for bonds increased in response to signs of an economic recovery and more attractive deals being brought to market.

- Credit spreads - the yield differential between high-yield bonds and Treasuries - narrowed appreciably during the period. Spreads for BB-rated bonds fell to about 385 basis points (3.85%) at March 31, while spreads for B-rated bonds narrowed to 625 basis points (6.25%), down from their peak of roughly 800 basis points (8.0%) in the fall of 2001.

- High-yield bond issuance has increased sharply in recent months, due, in part, to rising investor confidence. In 2001, issuance ground to a halt amid the recession and the dampening effect on the market of the telecom sector collapse.

THE FUND

     PERFORMANCE FOR THE PAST SIX MONTHS

- During the six months ended March 31, 2002, the Fund's Class A shares had a total return of 7.99%. This return resulted from an increase in net asset value (NAV) to $5.97 per share on March 31, 2002 from $5.84 on September 30, 2001 and the reinvestment of $0.333 in dividends.(1)

- The Fund's Class I shares had a total return of 7.89% during the period, the result of an increase in NAV to $7.10 per share from $6.96 per share and the reinvestment of $0.405 in dividends.

- Based on the Fund's most recent distributions and NAVs on March 31, 2002 of $5.97 per share for Class A and $7.10 for Class I, the Class A and Class I distribution rates were 10.13% and 10.39%, respectively.(2) The SEC 30-day yields for Class A and I shares at March 31, 2002 were 8.91% and 9.60%.(3)

     RECENT FUND DEVELOPMENTS

- While remaining primarily oriented toward B-rated bonds, the Fund benefited from an increased percentage in BB-rated bonds and by the rebound from the market bottom reached after September 11. The Fund increased its investments in the health care, casino and energy sectors, while paring its exposure to wireless telecom investments, which have suffered from overcapacity and slower growth rates.

- Broadcasting and cable, at 10.9%, remained the Fund's largest sector weighting at March 31. Broadcasters have benefited from rising advertising expenditures during a year featuring the Olympics and widespread elections. The Fund's investments also included foreign broadcasters such as Telemundo, the largest Spanish-speaking broadcaster, recently acquired by General Electric Co., and CanWest, Canada's largest television and newspaper company.

- In the casino sector, MGM Mirage, Waterford Gaming and Hollywood Casinos were among the Fund's largest investments. Hollywood's "drive-to" locations benefited in the difficult economy, unlike some destination-resort operators, which suffered from travellers' post-September 11 concerns. Despite the recession, Hollywood generated record cash flow growth in 2001, up 33% from the previous year.

- In the energy area, Chesapeake Energy Corp. has generated sharply higher operating cash flows in a period of volatile energy prices. One of the nation's 10 largest natural gas producers, Chesapeake's efficiency gains have enabled the company to boost production, increase natural gas reserves and maintain an advantage over other independent producers.

- In the defensive health care sector, DaVita, Inc. enjoyed an 11% rise in revenues in 2001. The company provides dialysis to patients with chronic kidney disease at 493 company-operated facilities, as well as acute dialysis services at 270 hospitals.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELD WILL VARY.


FUND INFORMATION
AS OF MARCH 31, 2002

PERFORMANCE(4)                                         CLASS A      CLASS I

AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
--------------------------------------------------------------------------------
One Year                                                -2.51%      -2.84%
Five Years                                               4.33        N.A.
Ten Years                                                7.52        N.A.
Life of Fund+                                            9.12       -1.11

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING 4.75% SALES CHARGE FOR CLASS A SHARES)
----------------------------------------------------------------------------------
One Year                                                -7.10%     -2.48%
Five Years                                               3.33       N.A.
Ten Years                                                6.99       N.A.
Life of Fund+                                            8.94      -1.11

TEN LARGEST HOLDINGS(5)
-----------------------------------------------------------------
Allied Waste                                                 2.3%
Charter Communications Holdings                              2.2
AES Corp.                                                    2.2
Chesapeake Energy Corp.                                      1.6
Northwest Airlines, Inc.                                     1.6
MGM Mirage, Inc.                                             1.3
Waterford Gaming LLC                                         1.3
Telemundo Holdings Corp.                                     1.3
AFC Enterprises, Inc.                                        1.2
Comstock Resources, Inc.                                     1.2

+    Inception dates: Class A: 6/15/72; Class I: 7/1/99

(1) This return does not include the Fund's 4.75% maximum sales charge for Class A shares. Class I has no sales charge.(2) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value.(3) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.(4) Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns reflect sales charge as noted. Shares redeemed within 3 months of purchase, including exchanges, are subject to a 1% early redemption fee.(5) Ten largest holdings account for 16.2% of the Portfolio's investments, determined by dividing the total market value of the holdings by the total investments of the Fund. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2002
Assets
--------------------------------------------------------
Investment in Boston Income Portfolio,
   at value
   (identified cost, $904,805,519)        $  869,471,506
Receivable for Fund shares sold                2,283,167
--------------------------------------------------------
TOTAL ASSETS                              $  871,754,673
--------------------------------------------------------
Liabilities
--------------------------------------------------------
Dividends payable                         $    3,121,112
Payable for Fund shares redeemed               2,680,340
Payable to affiliate for Trustees' fees              135
Accrued expenses                                 240,526
--------------------------------------------------------
TOTAL LIABILITIES                         $    6,042,113
--------------------------------------------------------
NET ASSETS                                $  865,712,560
--------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------
Paid-in capital                           $1,120,648,537
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                         (208,906,180)
Accumulated net investment loss              (10,695,784)
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                          (35,334,013)
--------------------------------------------------------
TOTAL                                     $  865,712,560
--------------------------------------------------------

Class A Shares
--------------------------------------------------------
NET ASSETS                                $  859,231,140
SHARES OUTSTANDING                           144,045,331
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $         5.97
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of $5.97)       $         6.27
--------------------------------------------------------
Class I Shares
--------------------------------------------------------
NET ASSETS                                $    6,481,420
SHARES OUTSTANDING                               912,587
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $         7.10
--------------------------------------------------------
On sales of $25,000 or more, the offering price of Class
   A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 2002
Investment Income
--------------------------------------------------------
Interest allocated from Portfolio         $   42,483,131
Dividends allocated from Portfolio             1,516,651
Expenses allocated from Portfolio             (2,821,318)
--------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $   41,178,464
--------------------------------------------------------

Expenses
--------------------------------------------------------
Trustees' fees and expenses               $        2,940
Service fees
   Class A                                       895,746
Transfer and dividend disbursing agent
   fees                                          454,241
Printing and postage                             101,256
Legal and accounting services                      8,069
Miscellaneous                                     33,938
--------------------------------------------------------
TOTAL EXPENSES                            $    1,496,190
--------------------------------------------------------

NET INVESTMENT INCOME                     $   39,682,274
--------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
--------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  (64,718,456)
   Foreign currency and forward foreign
      currency exchange contract
      transactions                               192,478
--------------------------------------------------------
NET REALIZED LOSS                         $  (64,525,978)
--------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $   84,051,318
   Foreign currency and forward foreign
      currency exchange contracts                (74,917)
--------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $   83,976,401
--------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $   19,450,423
--------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   59,132,697
--------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
                                          MARCH 31, 2002    YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS         (UNAUDITED)       SEPTEMBER 30, 2001
------------------------------------------------------------------------------
From operations --
   Net investment income                  $     39,682,274  $       84,537,623
   Net realized loss                           (64,525,978)       (137,211,244)
   Net change in unrealized appreciation
      (depreciation)                            83,976,401         (67,488,760)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     59,132,697  $     (120,162,381)
------------------------------------------------------------------------------
Distributions to shareholders* --
   From net investment income
      Class A                             $    (44,869,843) $      (91,335,973)
      Class I                                     (347,111)           (906,057)
   Tax return of capital
      Class A                                           --          (1,643,408)
      Class I                                           --             (10,759)
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $    (45,216,954) $      (93,896,197)
------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $    189,001,849  $      480,680,839
      Class I                                    1,330,253           3,297,591
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                   25,852,633          54,348,420
      Class I                                      263,481             748,355
   Cost of shares redeemed
      Class A                                 (113,232,767)       (264,658,282)
      Class I                                   (1,024,234)         (6,841,249)
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $    102,191,215  $      267,575,674
------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $    116,106,958  $       53,517,096
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of period                    $    749,605,602  $      696,088,506
------------------------------------------------------------------------------
AT END OF PERIOD                          $    865,712,560  $      749,605,602
------------------------------------------------------------------------------

Accumulated net
investment loss included
in net assets
------------------------------------------------------------------------------
AT END OF PERIOD                          $    (10,695,784) $       (3,643,685)
------------------------------------------------------------------------------

 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                         CLASS A
                                  --------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2002       -----------------------------------------------------------------
                                  (UNAUDITED)(1)(2)      2001(2)        2000(2)        1999         1998         1997
------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  5.840          $  7.750       $  8.160      $  8.030     $  8.700     $  8.120
------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.290          $  0.766       $  0.833      $  0.830     $  0.810     $  0.790
Net realized and unrealized
   gain (loss)                           0.173            (1.817)        (0.419)        0.110       (0.700)       0.570
------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.463          $ (1.051)      $  0.414      $  0.940     $  0.110     $  1.360
------------------------------------------------------------------------------------------------------------------------

Less distributions*
------------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.333)         $ (0.846)      $ (0.824)     $ (0.810)    $ (0.780)    $ (0.780)
From tax return of capital                  --            (0.013)            --            --           --           --
------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.333)         $ (0.859)      $ (0.824)     $ (0.810)    $ (0.780)    $ (0.780)
------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  5.970          $  5.840       $  7.750      $  8.160     $  8.030     $  8.700
------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           7.99%           (14.43)%         5.01%        11.97%        0.98%       17.68%
------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $859,231          $743,808       $685,322      $331,130     $224,960     $207,522
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.05%(5)          1.06%          1.04%         1.01%        1.04%        1.05%
   Net investment income                  9.66%(5)         11.28%         10.18%         9.97%        9.22%        9.32%
Portfolio Turnover of the
   Fund(6)                                  --                70%            98%          132%         141%         105%
Portfolio Turnover of the
   Portfolio                                47%               16%(7)         --            --           --           --
------------------------------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and begain using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended March 31, 2002 was to decrease net investment income per share by $0.009, increase net realized and unrealized gains per share by $0.009 and decrease the ratio of net investment income to average net assets from 9.91% to 9.66%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.
 (6) Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.
 (7) For the period from commencement of the Portfolio's operations, July 23, 2001, to September 30, 2001.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             CLASS I
                                  --------------------------------------------------------------
                                  SIX MONTHS ENDED             YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2002       -----------------------------------------
                                  (UNAUDITED)(1)(2)      2001(2)        2000(2)        1999(3)
------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 6.960           $ 9.210        $ 9.710        $10.000
------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------
Net investment income                  $ 0.354           $ 0.951        $ 0.995        $ 0.250
Net realized and unrealized
   gain (loss)                           0.191            (2.169)        (0.498)        (0.290)(4)
------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $ 0.545           $(1.218)       $ 0.497        $(0.040)
------------------------------------------------------------------------------------------------

Less distributions*
------------------------------------------------------------------------------------------------
From net investment income             $(0.405)          $(1.019)       $(0.997)       $(0.250)
From tax return of capital                  --            (0.013)            --             --
------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    $(0.405)          $(1.032)       $(0.997)       $(0.250)
------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 7.100           $ 6.960        $ 9.210        $ 9.710
------------------------------------------------------------------------------------------------

TOTAL RETURN(5)                           7.89%           (14.08)%         5.07%         (0.44)%
------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 6,481           $ 5,798        $10,766        $   233
Ratios (As a percentage of
   average daily net assets):
   Expenses(6)                            0.83%(7)          0.84%          0.84%          0.89%(7)
   Net investment income                  9.90%(7)         11.64%         10.33%         10.12%(7)
Portfolio Turnover of the
   Fund(8)                                  --                70%            98%           132%
Portfolio Turnover of the
   Portfolio                                47%               16%(9)         --             --
------------------------------------------------------------------------------------------------

 (1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended March 31, 2002 was to decrease net investment income per share by $0.009, increase net realized and unrealized gains per share by $0.009 and decrease the ratio of net investment income to average net assets from 10.15% to 9.90%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) For the period from the commencement of offering of Class I shares, July 1, 1999, to September 30, 1999.
 (4) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (5) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (6)  Includes the Fund's share of the Portfolio's allocated expenses.
 (7)  Annualized.
 (8) Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.
 (9) For the period from commencement of the Portfolio's operations, July 23, 2001, to September 30, 2001.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Income Fund of Boston (the Fund), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, management investment company. The Fund offers two classes of shares: Class A shares and Class I shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase;
   Class I shares are sold at net asset value. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its service plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the Boston Income Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at March 31, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. Effective October 1, 2001, the Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed-income securities using the interest method of amortization. Prior to October 1, 2001, the Portfolio amortized premiums on fixed-income securities using the proportional method of amortization. The cumulative effect of this accounting change had no impact on the Fund's net assets, but resulted in a $1,517,419 decrease in undistributed net investment income and a corresponding $1,517,419 increase in unrealized appreciation.

   The effect of this change for the six months ended March 31, 2002 was a decrease in net investment income of $1,048,254, a decrease of net realized loss of $1,110,500 and an increase in net unrealized depreciation of $62,246.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2001, the Fund, for federal income tax purposes, had a capital loss carryover of $9,608,184 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on September 30, 2003 ($1,177), September 30, 2004 ($2,446,478), September 30,
   2008 ($2,872,561) and September 30, 2009 ($4,287,968), respectively. At
   September 30, 2001 net capital losses of $130,635,364 attributable to security transactions incurred after October 31, 2000, are treated as arising on the first day of the Fund's current taxable year.

 D Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Other -- Investment transactions are accounted for on a trade-date basis.
   Gains and losses on securities sold were determined on the basis of identified cost.

 G Interim Financial Statements -- The interim financial statements relating to
   March 31, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net investment income of the Fund is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              MARCH 31, 2002    YEAR ENDED
    CLASS A                                   (UNAUDITED)       SEPTEMBER 30, 2001
    ------------------------------------------------------------------------------
    Sales                                           31,213,328          69,812,306
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                     4,280,095           8,134,824
    Redemptions                                    (18,753,356)        (39,123,487)
    ------------------------------------------------------------------------------
    NET INCREASE                                    16,740,067          38,823,643
    ------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              MARCH 31, 2002    YEAR ENDED
    CLASS I                                   (UNAUDITED)       SEPTEMBER 30, 2001
    ------------------------------------------------------------------------------
    Sales                                              183,281             405,884
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        36,684              93,036
    Redemptions                                       (140,807)           (834,156)
    ------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                             79,158            (335,236)
    ------------------------------------------------------------------------------

4 Transactions with affiliate
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   Except as to Trustees of the Fund who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. The Fund was informed that Eaton Vance Distributors Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received approximately $103,683 as its portion of the sales charge on sales of Class A shares during the six months ended
   March 31, 2002.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Service Plan
-------------------------------------------
   The Fund has in effect a service plan for Class A shares (the Plan). The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fee payments for the six months ended March 31, 2002 amounted to $895,746 for Class A shares.

6 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $191,628,290 and $135,405,841, respectively, for the six months ended
   March 31, 2002.

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

CONVERTIBLE BONDS & NOTES -- 0.2%

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------
Louisiana Pacific Corp., Sr. Notes,
8.50%, 8/15/05                                     $    1,210     $  1,250,228
------------------------------------------------------------------------------
Total Convertible Bonds & Notes
   (identified cost, $1,223,363)                                  $  1,250,228
------------------------------------------------------------------------------

SENIOR FLOATING - RATE INTERESTS -- 0.4%

SECURITY                                         SHARES           VALUE
------------------------------------------------------------------------------
Services -- 0.4%
------------------------------------------------------------------------------
Rose Hills Company, Sr. Sub Notes,
11/1/03                                             3,718,047     $  3,625,096
------------------------------------------------------------------------------
                                                                  $  3,625,096
------------------------------------------------------------------------------
Total Senior Floating - Rate Interests
   (identified cost $3,578,477)                                   $  3,625,096
------------------------------------------------------------------------------

CORPORATE BONDS & NOTES -- 90.3%

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------
Aerospace and Defense -- 1.7%
------------------------------------------------------------------------------
Alliant Techsystems, Inc.,
8.50%, 5/15/11                                     $      610     $    652,700
Dunlop Stand Aero Holdings, Sr. Notes,
11.875%, 5/15/09                                        7,600        7,790,000
Transdigm, Inc., 10.375%, 12/1/08                       6,470        6,567,050
------------------------------------------------------------------------------
                                                                  $ 15,009,750
------------------------------------------------------------------------------
Airlines -- 3.0%
------------------------------------------------------------------------------
American Airlines, 7.80%, 10/1/06(1)               $    5,185     $  5,177,394
Continental Airlines, 7.033%, 6/15/11                   4,791        4,342,797
Continental Airlines, 7.08%, 11/1/04                      692          649,596
Continental Airlines, 7.434%, 9/15/04                   2,510        2,346,511
Northwest Airlines, Inc.,
7.875%, 3/15/08                                         4,290        3,879,949
Northwest Airlines, Inc.,
8.875%, 6/1/06                                          6,540        6,233,124
Northwest Airlines, Inc., Sr. Notes,
9.875%, 3/15/07                                         3,940        3,920,300
------------------------------------------------------------------------------
                                                                  $ 26,549,671
------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------
Apparel -- 1.1%
------------------------------------------------------------------------------
Tropical Sportswear International,
11.00%, 6/15/08                                    $    1,580     $  1,601,725
William Carter, Series B,
10.875%, 8/15/11                                        7,445        7,947,537
------------------------------------------------------------------------------
                                                                  $  9,549,262
------------------------------------------------------------------------------
Appliances -- 0.0%
------------------------------------------------------------------------------
Salton, Inc., Sr. Sub. Notes,
12.25%, 4/15/08                                    $      440     $    458,700
------------------------------------------------------------------------------
                                                                  $    458,700
------------------------------------------------------------------------------
Auto and Parts -- 1.4%
------------------------------------------------------------------------------
Advance Stores Co., Inc., Sr. Sub.
Notes, 10.25%, 4/15/08(1)                          $    1,885     $  2,002,812
CSK Auto, Inc., Sr. Notes,
12.00%, 6/15/06                                         4,730        5,037,450
Delco Remy International, Inc.,
11.00%, 5/1/09                                          2,390        2,210,750
Talon Automotive Group, Sr. Sub. Notes,
9.625%, 5/1/08(2)                                       2,550           25,500
United Auto Group, Inc., Sr. Sub. Notes,
9.625%, 3/15/12                                         2,910        3,000,937
------------------------------------------------------------------------------
                                                                  $ 12,277,449
------------------------------------------------------------------------------
Broadcasting and Cable -- 10.9%
------------------------------------------------------------------------------
ACME Television Services, Inc.,
10.875%, 9/30/04                                   $    6,875     $  7,012,500
Adelphia Communications, Sr. Notes,
Series B, 9.25%, 10/1/02                                  785          781,075
Belo Corp., Sr. Notes, 8.00%, 11/1/08                   3,885        3,957,323
Charter Communication Holdings, Sr.
Disc. Notes, 0.00%, 1/15/12                             1,250          681,250
Charter Communication Holdings, Sr.
Disc. Notes, 13.50%, (0% until 2006)
1/15/11                                                 8,715        5,490,450
Charter Communication Holdings, Sr.
Notes, 10.75%, 10/1/09                                  8,975        8,975,000
Charter Communication Holdings, Sr.
Notes, 11.125%, 1/15/11                                 4,000        4,030,000
Corus Entertainment, Inc., Sr. Sub.
Notes, 8.75%, 3/1/12                                    1,690        1,753,375
CSC Holdings, Inc., Sr. Notes, Series B,
7.625%, 4/1/11                                          6,000        5,807,658
Echostar Broadband Corp., Sr. Notes,
9.125%, 1/15/09                                         2,970        3,073,950
Echostar Broadband Corp., Sr. Notes,
10.375%, 10/1/07                                          295          317,862

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------

Broadcasting and Cable (continued)
------------------------------------------------------------------------------
Emmis Communications Corp., 12.50%, (0%
until 2006) 3/15/11                                $   12,340     $  8,946,500
Entercom Radio/Capital, 7.625%, 3/1/14                    580          582,900
Granite Broadcasting Corp., Sr. Sub.
Notes, 8.875%, 5/15/08                                  2,000        1,720,000
Granite Broadcasting Corp., Sr. Sub.
Notes, 9.375%, 12/1/05                                    655          582,950
Granite Broadcasting Corp., Sr. Sub.
Notes, 10.375%, 5/15/05                                 4,898        4,530,557
Insight Communications, Sr. Disc. Notes,
12.25%, (0% until 2006) 2/15/11                         6,515        4,299,900
Mediacom Broadband LLC,,
11.00%, 7/15/13                                         2,010        2,231,100
Mediacom LLC/Capital Corp., Sr. Notes,
9.50%, 1/15/13                                          5,185        5,470,175
Muzak Holdings LLC, 9.875%, 3/15/09                     3,335        2,818,075
Muzak Holdings LLC, Sr. Disc. Notes,
13.00%, (0% until 2004), 3/15/10                        2,812        1,536,055
Pegasus Communications Corp., Sr. Notes,
9.625%, 10/15/05                                          280          191,800
Pegasus Communications Corp., Sr. Notes,
9.75%, 12/1/06                                          1,275          873,375
Pegasus Communications Corp., Sr. Notes,
12.50%, 8/1/07                                          1,280          992,000
Pegasus Satellite, 12.375%, 8/1/06                      3,275        2,308,875
Pegasus Satellite, Sr. Disc. Notes,
13.50%, (0% until 2004) 3/1/07                          2,855        1,270,475
Sinclair Broadcast Group,
9.00%, 7/15/07                                          2,020        2,075,550
Sinclair Broadcast Group, Sr. Sub.
Notes, 8.75%, 12/15/07                                    800          820,000
Telemundo Holdings, Inc., Sr. Disc.
Notes, Series D, 0.00%, 8/15/08                        10,780       10,901,275
Telewest Communication PLC, Sr. Notes,
11.25%, 11/1/08                                         1,800          909,000
------------------------------------------------------------------------------
                                                                  $ 94,941,005
------------------------------------------------------------------------------
Building Materials -- 0.7%
------------------------------------------------------------------------------
Collins & Aikman Floorcove, Sr. Sub.
Notes, 9.75%, 2/15/10                              $    2,280     $  2,396,850
Norteck, Inc., Sr. Sub. Notes, Series B,
9.875%, 6/15/11                                           380          394,250
Resolution Performance, Sr. Sub. Notes,
13.50%, 11/15/10                                        3,025        3,403,125
------------------------------------------------------------------------------
                                                                  $  6,194,225
------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------
Business Services - Miscellaneous -- 2.7%
------------------------------------------------------------------------------
Airgas, Inc., 9.125%, 10/1/11                      $    2,990     $  3,184,350
Coinmach Corp., Sr. Notes,
9.00%, 2/1/10                                           4,055        4,196,925
Intertek Finance PLC, Sr. Sub. Notes,
Series B, 10.25%, 11/1/06                               5,200        5,304,000
Port Arthur Finance Corp.,
12.50%, 1/15/09                                         5,670        6,208,650
Service Corp. International,
6.00%, 12/15/05                                           800          739,000
Stewart Enterprises, 10.75%, 7/1/08                     3,460        3,823,300
------------------------------------------------------------------------------
                                                                  $ 23,456,225
------------------------------------------------------------------------------
Business Services - Rental & Leasing -- 0.2%
------------------------------------------------------------------------------
Neff Corp., 10.25%, 6/1/08                         $    1,950     $  1,335,750
------------------------------------------------------------------------------
                                                                  $  1,335,750
------------------------------------------------------------------------------
Chemicals -- 4.4%
------------------------------------------------------------------------------
Avecia Group PLC, 11.00%, 7/1/09                   $    5,366     $  5,607,470
Ferro Corp., Sr. Notes, 9.125%, 1/1/09                  1,690        1,755,552
Hercules, Inc., 11.125%, 11/15/07                       3,390        3,729,000
Lyondell Chemical Co., 9.50%, 12/15/08                  6,350        6,477,000
Lyondell Chemical Co., Sr. Sub. Notes,
10.875%, 5/1/09                                         2,085        2,048,512
MacDermid, Inc., 9.125%, 7/15/11                        1,655        1,729,475
Noveon, Inc., 11.00%, 2/28/11                           1,140        1,214,100
Olin Corp., Sr. Notes, 9.125%, 12/15/11                 5,210        5,467,124
PCI Chemicals Canada, Inc.,
10.00%, 12/31/08                                        1,001          771,083
Pioneer Companies, Inc.,
1.00%, 12/31/06                                           334          245,762
Solutia, Inc., Debs., 6.72%, 10/15/37                   5,000        4,426,235
Texas Petrochemical Corp., Sr. Sub.
Notes, 11.125%, 7/1/06                                  4,665        3,988,575
Vantico Group, 12.00%, 8/1/10             EUR             610          437,417
------------------------------------------------------------------------------
                                                                  $ 37,897,305
------------------------------------------------------------------------------
Consumer Products -- 1.4%
------------------------------------------------------------------------------
Amscan Holdings, Inc., Sr. Sub. Notes,
9.875%, 12/15/07                                   $    1,920     $  1,531,200
Fedders North America, 9.375%, 8/15/07                  3,485        2,422,075
Fedders North America, Series B,
9.375%, 8/15/07                                           795          552,525
Hockey Co., 11.25%, 4/15/09                             4,250        4,292,500
Pennzoil-Quaker State, Sr. Notes,
10.00%, 11/1/08                                         1,410        1,656,750

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------

Consumer Products (continued)
------------------------------------------------------------------------------
Weight Watcher International, Inc.,
13.00%, 10/1/09                                    $    1,400     $  1,624,000
------------------------------------------------------------------------------
                                                                  $ 12,079,050
------------------------------------------------------------------------------
Containers and Packaging -- 1.6%
------------------------------------------------------------------------------
Graphic Packaging Corp., 8.625%, 2/15/12           $    2,660     $  2,773,050
Riverwood International Corp.,
10.875%, 4/1/08                                         3,635        3,789,487
Stone Container Corp., Sr. Notes,
9.25%, 2/1/08                                           2,780        2,988,500
Stone Container Corp., Sr. Notes,
9.75%, 2/1/11                                           2,480        2,690,800
Stone Container Corp., Sr. Notes,
12.58%, 8/1/16                                          1,800        1,917,000
------------------------------------------------------------------------------
                                                                  $ 14,158,837
------------------------------------------------------------------------------
Distribution/Wholesale -- 0.1%
------------------------------------------------------------------------------
B&G Foods, Inc., Sr. Sub. Notes,
9.625%, 8/1/07(1)                                  $      950     $    973,750
------------------------------------------------------------------------------
                                                                  $    973,750
------------------------------------------------------------------------------
Drugs -- 0.8%
------------------------------------------------------------------------------
Alaris Medical Systems, Series B,
11.625%, 12/1/06                                   $    2,700     $  2,956,500
Biovail Corp., Sr. Sub Notes,
7.875%, 4/1/10                                          3,800        3,781,000
------------------------------------------------------------------------------
                                                                  $  6,737,500
------------------------------------------------------------------------------
Electronic Components -- 1.0%
------------------------------------------------------------------------------
Solectron Corp., 0.00%, 5/8/20                     $    1,750     $    999,687
Solectron Corp., 0.00%, 11/20/20                        2,650        1,245,500
Solectron Corp., Sr. Notes,
9.625%, 2/15/09                                         6,405        6,405,000
------------------------------------------------------------------------------
                                                                  $  8,650,187
------------------------------------------------------------------------------
Electronics - Instruments -- 0.6%
------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25%, 2/15/12                $    3,800     $  4,009,000
Wesco Distribution, Inc.,
9.125%, 6/1/08                                          1,200        1,140,000
------------------------------------------------------------------------------
                                                                  $  5,149,000
------------------------------------------------------------------------------
Energy Services -- 0.9%
------------------------------------------------------------------------------
CMS Energy Corp., Sr. Notes,
9.875%, 10/15/07                                   $      175     $    190,119
Hornbeck Leevac Marine Service, Sr.
Notes, 10.625%, 8/1/08                                  3,492        3,622,950
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------

Energy Services (continued)
------------------------------------------------------------------------------
Luscar Coal Ltd., Sr. Notes,
9.75%, 10/15/11                                    $    3,380     $  3,620,825
------------------------------------------------------------------------------
                                                                  $  7,433,894
------------------------------------------------------------------------------
Entertainment -- 2.2%
------------------------------------------------------------------------------
AMF Bowling Worldwide, Sr. Sub. Notes,
13.00%, 2/28/08                                    $    1,200     $  1,254,000
Premier Parks, Inc., Sr. Notes,
9.25%, 4/1/06                                           1,845        1,930,331
Premier Parks, Inc., Sr. Notes,
9.75%, 6/15/07                                          6,560        6,912,600
Six Flags, Inc., 45.313%, 8/15/09                          93        2,505,060
Six Flags, Inc., Sr. Notes,
8.875%, 2/1/10                                          4,162        4,234,835
Six Flags, Inc., Sr. Notes,
9.50%, 2/1/09                                             335          350,075
Sun International Hotels,
8.875%, 8/15/11                                         1,880        1,908,200
------------------------------------------------------------------------------
                                                                  $ 19,095,101
------------------------------------------------------------------------------
Financial Services -- 0.5%
------------------------------------------------------------------------------
Willis Corroon Corp., 9.00%, 2/1/09                $    4,200     $  4,473,000
------------------------------------------------------------------------------
                                                                  $  4,473,000
------------------------------------------------------------------------------
Foods -- 3.1%
------------------------------------------------------------------------------
Chiquita Brands International, Inc., Sr.
Notes, 10.56%, 3/15/09                             $      151     $    158,926
Dean Foods Co., Sr. Notes,
8.15%, 8/1/07                                           6,770        6,911,249
Luigino's, Inc., Sr. Sub. Notes,
10.00%, 2/1/06                                          1,895        1,958,956
Michael Foods, 11.75%, 4/1/11                           4,535        4,965,825
New World Pasta Company, 9.25%, 2/15/09                 6,057        5,905,575
Pilgrim's Pride Corp., 9.625%, 9/15/11                  2,155        2,273,525
Premier International Foods, Sr. Notes,
12.00%, 9/1/09                                          4,273        4,743,030
------------------------------------------------------------------------------
                                                                  $ 26,917,086
------------------------------------------------------------------------------
Gaming -- 1.5%
------------------------------------------------------------------------------
Mohegan Tribal Gaming, Sr. Sub. Notes,
8.00%, 4/1/12                                      $    4,650     $  4,661,625
Penn National Gaming, Inc.,
11.125%, 3/1/08                                         6,655        7,187,400
Wheeling Island Gaming,
10.125%, 12/15/09                                       1,100        1,144,000
------------------------------------------------------------------------------
                                                                  $ 12,993,025
------------------------------------------------------------------------------
Health Services -- 4.8%
------------------------------------------------------------------------------
Alliance Imaging, Sr. Sub Notes,
10.375%, 4/15/11                                   $    3,380     $  3,616,600

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------

Health Services (continued)
------------------------------------------------------------------------------
Coventry Health Care, Inc., Sr. Notes,
8.125%, 2/15/12                                    $    1,300     $  1,311,375
DaVita Inc., 9.25%, 4/15/11                             5,520        6,479,100
HCA - The Healthcare Co., 8.75%, 9/1/10                 3,885        4,263,787
Insight Health Services, Sr. Sub. Notes,
9.875%, 11/1/11                                         2,060        2,114,075
Lifepoint Hospitals Holding,
10.75%, 5/15/09                                           830          948,275
Magellan Health Services, Sr. Notes,
9.375%, 11/15/07(1)                                     4,040        3,949,100
Magellan Health Services, Sr. Sub.
Notes, 9.00%, 2/15/08                                   2,075        1,618,500
Omnicare, Inc., 5.00%, 12/1/07                          2,000        1,907,500
Rotech Healthcare, Inc., Sr Sub. Notes,
9.50%, 4/1/12                                           1,965        2,038,687
Select Medical Corp., Sr. Sub. Notes,
9.50%, 6/15/09                                          4,160        4,305,600
Triad Hospitals Holdings,
11.00%, 5/15/09                                         1,000        1,122,500
Vanguard Health Systems, 9.75%, 8/1/11                  7,280        7,716,800
------------------------------------------------------------------------------
                                                                  $ 41,391,899
------------------------------------------------------------------------------
Household Products -- 0.4%
------------------------------------------------------------------------------
Interface, Inc., 10.375%, 2/1/10                   $    1,400     $  1,478,750
Playtex Products, Inc., 9.375%, 6/1/11                  1,605        1,713,338
------------------------------------------------------------------------------
                                                                  $  3,192,088
------------------------------------------------------------------------------
Housing, Real Estate Development -- 0.7%
------------------------------------------------------------------------------
Ryland Group, Sr. Sub. Notes,
9.125%, 6/15/11                                    $    5,515     $  5,845,900
------------------------------------------------------------------------------
                                                                  $  5,845,900
------------------------------------------------------------------------------
Information Technology Services -- 0.2%
------------------------------------------------------------------------------
Diva Systems Corp., Sr. Notes,
12.625%, (0% until 2003), 3/1/08                   $    6,175     $    988,000
Fisher Scientific International, Sr.
Sub. Notes, 9.00%, 2/1/08                                 540          558,900
------------------------------------------------------------------------------
                                                                  $  1,546,900
------------------------------------------------------------------------------
Lodging and Gaming -- 7.8%
------------------------------------------------------------------------------
Ameristar Casinos, 10.75%, 2/15/09                 $    2,110     $  2,326,275
Anchor Gaming, 9.875%, 10/15/08                         4,880        5,465,600
Boyd Gaming Corp., Sr. Sub. Notes,
8.75%, 4/15/12(1)                                       2,430        2,454,300
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------

Lodging and Gaming (continued)
------------------------------------------------------------------------------
Boyd Gaming Corp., Sr. Sub. Notes,
9.25%, 10/1/03                                     $      760     $    796,100
Boyd Gaming Corp., Sr. Sub. Notes,
9.50%, 7/15/07                                          1,973        2,061,785
Circus & Eldor, 10.125%, 3/1/12                         1,525        1,574,563
Felcor Lodging L.P., 8.50%, 6/1/11                      2,555        2,599,713
Hollywood Casino Corp., 10.51%, 5/1/06                  4,375        4,484,375
Hollywood Casino Corp., 11.25%, 5/1/07                    425          471,750
Hollywood Casino Shreveport, First
Mortgage Bonds, 13.00%, 8/1/06                          6,035        6,502,713
Majestic Star LLC, 10.875%, 7/1/06                      1,400        1,421,000
Mandalay Resort Group, Sr. Notes,
9.50%, 8/1/08                                           1,650        1,790,250
Mandalay Resort Group, Sr. Sub. Notes,
10.25%, 8/1/07                                            860          935,250
MGM Mirage, Inc., 8.50%, 9/15/10                        8,020        8,380,034
MGM Mirage, Inc., 9.75%, 6/1/07                         2,690        2,918,650
Park Place Entertainment, Sr. Sub.
Notes, 8.125%, 5/15/11                                    790          797,900
Park Place Entertainment, Sr. Sub.
Notes, 8.875%, 9/15/08                                  2,315        2,427,856
Sun International Hotels,
8.625%, 12/15/07                                        1,500        1,518,750
Sun International Hotels, Sr. Sub.
Notes, 9.00%, 3/15/07                                   4,445        4,556,125
Venetian Casino/Las Vegas Sands,
12.25%, 11/15/04                                        3,021        3,194,708
Waterford Gaming LLC, Sr. Notes,
9.50%, 3/15/10(1)                                      10,703       11,077,605
------------------------------------------------------------------------------
                                                                  $ 67,755,302
------------------------------------------------------------------------------
Machinery -- 2.1%
------------------------------------------------------------------------------
Briggs & Stratton Corp., Sr. Notes,
8.875%, 3/15/11                                    $    3,705     $  3,945,825
Flowserve Corp., 12.25%, 8/15/10                        2,307        2,618,445
Joy Global, Inc., 8.75%, 3/15/12                        1,520        1,577,000
Manitowoc Co., Inc. (The), Sr. Sub.
Notes, 10.375%, 5/15/11                   EUR           1,900        1,781,092
National Equipment Services, Sr. Sub.
Notes, 10.00%, 11/30/04                                   350          316,750
Terex Corp., 9.25%, 7/15/11                             2,040        2,131,800
Terex Corp., 10.375%, 4/1/11                            5,385        5,856,188
------------------------------------------------------------------------------
                                                                  $ 18,227,100
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------
Manufacturing -- 3.9%
------------------------------------------------------------------------------
Dresser, Inc., 9.375%, 4/15/11                     $    6,145     $  6,360,075
Dresser, Inc., Sr. Sub. Notes,
9.375%, 4/15/11(1)                                      3,800        3,914,000
Foamex L.P., 9.875%, 6/15/07                              785          718,275
Foamex L.P./Capital Corp.,
10.75%, 4/1/09                                          2,660        2,739,800
Insilco Corp., 12.00%, 8/15/07(2)                       6,600        1,023,000
Louisiana Pacific Corp., Sr. Sub. Notes,
10.875%, 11/15/08                                       3,085        3,339,513
Mascotech Corp., Term C, 5/31/08,
0.00%, 5/31/08                                          2,772        2,643,089
Motors and Gears, Inc., Sr. Notes,
10.75%, 11/15/06                                        1,275        1,224,000
Roller Bearing Holdings Co., Sr. Disc.
Notes, 13.00%, (0% until 2002)
6/15/09(1)                                              3,467        2,964,285
Steel Dynamics, Inc., Sr. Notes,
9.50%, 3/15/09                                          3,545        3,704,525
Tekni-Plex, Inc., 12.75%, 6/15/10                       1,170        1,225,575
Venture Holding Trust, Sr. Notes,
9.50%, 7/1/05                                           4,718        4,505,690
------------------------------------------------------------------------------
                                                                  $ 34,361,827
------------------------------------------------------------------------------
Medical Products -- 0.2%
------------------------------------------------------------------------------
Hanger Orthopedic Group, Sr. Notes,
10.375%, 2/15/09                                   $    1,330     $  1,403,150
------------------------------------------------------------------------------
                                                                  $  1,403,150
------------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 3.4%
------------------------------------------------------------------------------
Amerigas Partners LP, Sr. Notes,
8.875%, 5/20/11                                    $    3,150     $  3,260,250
Chesapeake Energy Corp.,
8.375%, 11/1/08                                        10,125       10,289,531
DI Industries, Inc., (Grey Wolf, Inc.),
Sr. Notes, 8.875%, 7/1/07                               1,995        2,044,875
Grant Geophysical, Inc., Sr. Notes,
Series B, 9.75%, 2/15/08                                1,000          705,000
Key Energy Services, Inc.,
14.00%, 1/15/09                                           615          716,475
Ram Energy, Inc., Sr. Notes,
11.50%, 2/15/08                                         3,459        2,438,595
SESI, LLC, 8.875%, 5/15/11                              8,507        8,549,535
Universal Compression, Inc., Sr. Disc.
Notes, 9.875%, (0% until 2003), 2/15/08                 1,435        1,384,775
------------------------------------------------------------------------------
                                                                  $ 29,389,036
------------------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 3.5%
------------------------------------------------------------------------------
Abraxas Petroleum Corp., 11.50%, 11/1/04           $    7,803     $  5,891,265
Abraxas Petroleum Corp.,
12.875%, 3/15/03                                        1,080        1,090,800
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------

Oil and Gas - Exploration and Production (continued)
------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.125%, 4/1/11            $      825     $    831,188
Chesapeake Energy Corp., Sr. Notes,
8.50%, 3/15/12                                          3,170        3,213,588
Comstock Resources, Inc.,
11.25%, 5/1/07                                          5,975        6,243,875
Comstock Resources, Inc., Sr. Notes,
11.25%, 5/1/07                                          4,140        4,326,300
Grey Wolf, Inc., Series C,
8.875%, 7/1/07                                            475          486,875
Magnum Hunter Re, Sr. Notes,
9.60%, 3/15/12                                          1,520        1,599,800
Plains Resources, Inc., Series B,
10.25%, 3/15/06                                         1,126        1,165,410
Plains Resources, Inc., Series D,
10.25%, 3/15/06                                         1,800        1,863,000
Plains Resources, Inc., Series F,
10.25%, 3/15/06                                         2,075        2,147,625
Transocean Sedco Forex, 9.50%, 12/15/08                 1,710        1,960,253
------------------------------------------------------------------------------
                                                                  $ 30,819,979
------------------------------------------------------------------------------
Oil and Gas - Refining -- 0.0%
------------------------------------------------------------------------------
Western Gas Resources, 10.00%, 6/15/09             $      300     $    319,500
------------------------------------------------------------------------------
                                                                  $    319,500
------------------------------------------------------------------------------
Paper and Forest Products -- 1.1%
------------------------------------------------------------------------------
Buckeye Technologies, Inc., Sr. Sub
Notes, 8.00%, 10/15/10                             $      800     $    676,000
Buckeye Technologies, Inc., Sr. Sub
Notes, 8.50%, 12/15/05                                  2,645        2,393,725
Caraustar Industries, Inc.,
9.875%, 4/1/11                                          2,425        2,570,500
Georgia Pacific Corp., Debs.,
9.625%, 3/15/22                                         1,140        1,072,205
Longview Fibre Co., Sr. Sub. Notes,
10.00%, 1/15/09                                         2,535        2,649,075
------------------------------------------------------------------------------
                                                                  $  9,361,505
------------------------------------------------------------------------------
Printing and Business Products -- 0.5%
------------------------------------------------------------------------------
MDC Communications Corp., Sr. Sub.
Notes, 10.50%, 12/1/06                             $    4,150     $  3,714,250
Merrill Corp., Series B,
12.00%, 5/1/09(2)                                       1,750          708,750
------------------------------------------------------------------------------
                                                                  $  4,423,000
------------------------------------------------------------------------------
Printing or Publishing - Diversification -- 1.3%
------------------------------------------------------------------------------
Hollinger International Publishing,
9.25%, 2/1/06                                      $      500     $    516,250
Hollinger International Publishing,
9.25%, 3/15/07                                            940          974,075

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------

Printing or Publishing - Diversification (continued)
------------------------------------------------------------------------------
Hollinger Participation, Sr. Notes,
12.125%, 11/15/10(1)                               $    7,865     $  7,589,328
Mail-Well I Corp., 9.625%, 3/15/12                      2,435        2,520,225
------------------------------------------------------------------------------
                                                                  $ 11,599,878
------------------------------------------------------------------------------
Publishing -- 0.3%
------------------------------------------------------------------------------
Canwest Media, Inc., Sr. Sub. Notes,
10.625%, 5/15/11                                   $    2,300     $  2,541,500
------------------------------------------------------------------------------
                                                                  $  2,541,500
------------------------------------------------------------------------------
REITS -- 0.8%
------------------------------------------------------------------------------
Host Marriott L.P., Sr. Notes,
9.50%, 1/15/07                                     $    4,970     $  5,230,925
Meristar Hospitality Corp.,
9.125%, 1/15/11                                         1,520        1,559,900
------------------------------------------------------------------------------
                                                                  $  6,790,825
------------------------------------------------------------------------------
Restaurants -- 1.8%
------------------------------------------------------------------------------
AFC Enterprises, Inc., Sr. Sub Notes,
10.25%, 5/15/07                                    $    9,990     $ 10,601,888
New World Coffee, 14.00%, 6/15/03(1)                    5,420        5,447,100
------------------------------------------------------------------------------
                                                                  $ 16,048,988
------------------------------------------------------------------------------
Retail - Apparel -- 0.1%
------------------------------------------------------------------------------
Gap, Inc., 8.80%, 12/15/08                         $      505     $    503,631
------------------------------------------------------------------------------
                                                                  $    503,631
------------------------------------------------------------------------------
Retail - Food and Drug -- 0.6%
------------------------------------------------------------------------------
Pantry, Inc., Sr. Sub. Notes,
10.25%, 10/15/07                                   $    5,640     $  5,160,600
------------------------------------------------------------------------------
                                                                  $  5,160,600
------------------------------------------------------------------------------
Retail - General -- 0.0%
------------------------------------------------------------------------------
Tuesday Morning Corp., Sr. Sub. Notes,
11.00%, 12/15/07                                   $       48     $     50,640
------------------------------------------------------------------------------
                                                                  $     50,640
------------------------------------------------------------------------------
Semiconductors -- 1.7%
------------------------------------------------------------------------------
Amkor Technologies, Inc., Sr. Notes,
9.25%, 5/1/06                                      $    2,575     $  2,568,563
Amkor Technologies, Inc., Sr. Notes,
9.25%, 2/15/08                                          2,195        2,184,025
Chippac International Ltd.,
12.75%, 8/1/09                                          5,115        5,421,900
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------

Semiconductors (continued)
------------------------------------------------------------------------------
Fairchild Semiconductor, Sr. Sub Notes,
10.50%, 2/1/09                                     $    4,220     $  4,673,650
------------------------------------------------------------------------------
                                                                  $ 14,848,138
------------------------------------------------------------------------------
Services -- 1.4%
------------------------------------------------------------------------------
Alderwoods Group, 11.00%, 1/2/07                   $    7,600     $  7,676,000
Alderwoods Group, 12.25%, 1/2/09                        2,000        2,120,000
Coyne International Enterprises, Sr.
Sub. Notes, 11.25%, 6/1/08                                840          174,300
Kindercare Learning Centers, Inc., Sr.
Sub. Notes, 9.50%, 2/15/09                              1,850        1,840,750
------------------------------------------------------------------------------
                                                                  $ 11,811,050
------------------------------------------------------------------------------
Telecommunications - Services -- 0.5%
------------------------------------------------------------------------------
Avaya, Inc., 11.125%, 4/1/09                       $    4,560     $  4,491,600
------------------------------------------------------------------------------
                                                                  $  4,491,600
------------------------------------------------------------------------------
Transportation -- 0.9%
------------------------------------------------------------------------------
Kansas City Southern, 9.50%, 10/1/08               $    2,150     $  2,335,438
MTL, Inc., 7.96%, Variable Rate, 6/15/06                  400          186,000
P & O Princess Cruises, 7.875%, 6/1/27                  1,550        1,303,677
Pacer International, Inc.,
11.75%, 6/1/07                                          3,916        3,876,840
Sea Containers, Sr. Notes,
7.875%, 2/15/08                                           260          172,900
------------------------------------------------------------------------------
                                                                  $  7,874,855
------------------------------------------------------------------------------
Utility - Electric Power Generation -- 2.8%
------------------------------------------------------------------------------
AES Corp., Sr. Notes, 8.75%, 12/15/02              $   12,047     $ 11,263,945
AES Corp., Sr. Notes, 8.75%, 6/15/08                    3,790        2,937,250
AES Corp., Sr. Notes, 8.875%, 2/15/11                     520          397,800
AES Corp., Sr. Notes, 9.375%, 9/15/10                   4,300        3,375,500
AES Corp., Sr. Notes, 9.50%, 6/1/09                     1,400        1,099,000
Calpine Canada Energy Finance,
8.50%, 5/1/08                                           1,000          798,555
Calpine Corp., Sr. Notes,
8.50%, 2/15/11                                          5,445        4,349,847
------------------------------------------------------------------------------
                                                                  $ 24,221,897
------------------------------------------------------------------------------
Waste Management -- 2.6%
------------------------------------------------------------------------------
Allied Waste, 10.00%, 8/1/09                       $   16,590     $ 16,880,325
Allied Waste, Series B, 8.875%, 4/1/08                  2,720        2,794,800

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------

Waste Management (continued)
------------------------------------------------------------------------------
Stericycle, Inc., 12.375%, 11/15/09                $    2,895     $  3,372,675
------------------------------------------------------------------------------
                                                                  $ 23,047,800
------------------------------------------------------------------------------
Wireless Communication Services -- 5.2%
------------------------------------------------------------------------------
Alamosa Delaware, Inc., 13.625%, 8/15/11           $      890     $    760,950
Alamosa Delaware, Inc., Sr. Notes,
12.50%, 2/1/11                                          1,350        1,113,750
Alamosa PCS Holdings, Inc.,
12.875%, (0% until 2005), 2/15/10                         335          165,825
Crown Castle International Corp., Sr.
Disc. Notes, 0.00%, 5/15/11                               438          258,420
Crown Castle International Corp., Sr.
Disc. Notes, 10.625%, (0% until 2002)
11/15/07                                                3,034        2,624,410
Crown Castle International Corp., Sr.
Notes, 10.75%, 8/1/11                                   7,500        6,787,500
IWO Holdings, Inc., 14.00%, 1/15/11                     5,600        4,788,000
McCaw International Ltd., Sr. Disc.
Notes, 13.00%, (0% until 2002) 4/15/07                  5,650          310,750
Nextel Communications, Inc., Sr. Disc.
Notes, 10.65%, (0% until 2002), 9/15/07                   660          440,550
Nextel Communications, Inc., Sr. Notes,
9.375%, 11/15/09                                        5,665        3,781,388
Nextel Communications, Inc., Sr. Notes,
9.50%, 2/1/11                                             800          518,000
Nextel International, Sr. Notes,
12.75%, 8/1/10(2)                                       4,550          284,375
Nextel Partners, Inc., Sr. Notes,
11.00%, 3/15/10                                         3,120        1,973,400
Nextel Partners, Inc., Sr. Notes,
11.00%, 3/15/10                                         2,800        1,771,000
Ono Finance PLC, 13.00%, 5/1/09                         3,940        1,832,100
Ono Finance PLC, Sr. Notes,
14.00%, 2/15/11                                         3,483        1,654,425
PTC International Finance II SA,
11.25%, 12/1/09                                           625          653,125
PTC International Finance II SA,
11.25%, 12/1/09                           EUR           1,125        1,025,773
Rural Cellular Corp., Sr. Sub. Notes,
9.75%, 1/15/10                                            400          332,000
Spectrasite Holdings, Inc.,
6.75%, 11/15/10                                         1,540          556,325
Spectrasite Holdings, Inc., Sr. Disc.
Notes, 12.00%, (0% until 2003), 7/15/08                 2,545          738,050
Spectrasite Holdings, Inc., Sr. Notes,
10.75%, 3/15/10                                         1,710          820,800
Spectrasite Holdings, Inc., Sr. Notes,
12.50%, 11/15/10                                          430          210,700
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------

Wireless Communication Services (continued)
------------------------------------------------------------------------------
TeleCorp PCS, Inc., 10.625%, 7/15/10               $    4,930     $  5,558,575
Triton PCS, Inc., 9.375%, 2/1/11                          680          651,100
TSI Telecommunication, Sr. Sub. Notes,
12.75%, 2/1/09                                          4,000        3,860,000
Ubiquitel Operating Co., 14.00%, (0%
until 2005), 4/15/10                                    4,920        1,771,200
------------------------------------------------------------------------------
                                                                  $ 45,242,491
------------------------------------------------------------------------------
Wireline Communication Services -- 1.9%
------------------------------------------------------------------------------
Carrier1 International SA, Sr. Notes,
13.25%, 2/15/09(2)                                 $    6,020     $    270,900
Colt Telecom Group PLC, Sr. Disc. Notes,
12.00%, (0% to 12/01) 12/15/06                            900          652,500
Esprit Telecom Group PLC, Sr. Notes,
11.50%, 12/15/07(2)                                     3,150           15,750
Esprit Telecom Group PLC, Sr. Notes,
11.50%, 12/15/07(2)                       DEM           2,500            9,852
FLAG Ltd., Sr. Notes, 8.25%, 1/30/08                    4,160          894,400
Intermedia Communications, Inc., Sr.
Disc. Notes, 11.25%, (0% until 2002),
7/15/07                                                 5,802        5,366,850
Intermedia Communications, Inc., Sr.
Notes, 8.50%, 1/15/08                                   1,250        1,081,250
Intermedia Communications, Inc., Sr.
Notes, 9.50%, 3/1/09                                      650          568,750
SBA Communications Corp., Sr. Disc.
Notes, 12.00%, (0% until 2003) 3/1/08                   1,310          792,550
SBA Communications Corp., Sr. Notes,
10.25%, 2/1/09                                            202          139,885
Sprint Capital Corp., 8.375%, 3/15/12                   2,480        2,446,208
Tritel PCS, Inc., 10.375%, 1/15/11                      3,670        4,147,100
------------------------------------------------------------------------------
                                                                  $ 16,385,995
------------------------------------------------------------------------------
Total Corporate Bonds & Notes
   (identified cost $812,191,935)                                 $784,986,846
------------------------------------------------------------------------------

COMMON STOCKS, WARRANTS AND RIGHTS -- 0.6%

SECURITY                                         SHARES           VALUE
------------------------------------------------------------------------------
Broadcasting and Cable -- 0.0%
------------------------------------------------------------------------------
Pegasus Communications Corp.(3)                         5,458     $     16,483
------------------------------------------------------------------------------
                                                                  $     16,483
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                         SHARES           VALUE
------------------------------------------------------------------------------
Chemicals -- 0.0%
------------------------------------------------------------------------------
Pioneer Companies, Inc., Common(3)                     64,758     $     32,379
Sterling Chemicals, Inc., Common(3)                     2,400              144
------------------------------------------------------------------------------
                                                                  $     32,523
------------------------------------------------------------------------------
Foods -- 0.1%
------------------------------------------------------------------------------
Chiquita Brands International, Inc.,
Common(3)                                              21,458     $    354,057
------------------------------------------------------------------------------
                                                                  $    354,057
------------------------------------------------------------------------------
Lodging and Gaming -- 0.4%
------------------------------------------------------------------------------
Park Place Entertainment Corp.,
Common(3)                                             350,000     $  3,692,500
Peninsula Gaming LLC, Convertible
Preferred Membership Interests(3)(4)                    6,338           38,027
------------------------------------------------------------------------------
                                                                  $  3,730,527
------------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.0%
------------------------------------------------------------------------------
Key Energy Group, Inc., Common(3)                      14,489     $    155,322
------------------------------------------------------------------------------
                                                                  $    155,322
------------------------------------------------------------------------------
Restaurants -- 0.0%
------------------------------------------------------------------------------
New World Coffee, Warrants, Exp.
6/15/06(3)(4)                                           5,420     $     27,100
------------------------------------------------------------------------------
                                                                  $     27,100
------------------------------------------------------------------------------
Semiconductors -- 0.0%
------------------------------------------------------------------------------
Asat Finance, Warrants Exp., 11/1/06(3)                 3,900     $    158,223
------------------------------------------------------------------------------
                                                                  $    158,223
------------------------------------------------------------------------------
Services -- 0.0%
------------------------------------------------------------------------------
HF Holdings, Inc., Warrants, Exp.
7/15/02(3)                                              3,400     $          0
------------------------------------------------------------------------------
                                                                  $          0
------------------------------------------------------------------------------
Wireless Communication Services -- 0.1%
------------------------------------------------------------------------------
IWO Holdings, Inc., Warrants, Exp.
1/15/11(1)(3)                                           5,600     $    392,000
Ono Finance PLC, Warrants, Exp.
3/16/11(3)                                              2,520              630
Ono Finance PLC, Warrants, Exp.
5/31/09(3)                                              3,440              430
Ono Finance PLC, Warrants, Exp.
5/31/09(3)                                              1,200              131
Ubiquitel Operating Co., Warrants,
Exp. 4/15/10(1)(3)                                      6,025          180,750
------------------------------------------------------------------------------
                                                                  $    573,941
------------------------------------------------------------------------------
SECURITY                                         SHARES           VALUE
------------------------------------------------------------------------------
Wireline Communication Services -- 0.0%
------------------------------------------------------------------------------
iPCS Inc., Warrants, Exp. 7/15/10(3)                    4,650     $     47,081
Versatel Telecom BV, Warrants,
Exp. 5/15/08(1)(3)                                      3,500                0
------------------------------------------------------------------------------
                                                                  $     47,081
------------------------------------------------------------------------------
Total Common Stocks, Warrants and Rights
   (identified cost $4,520,117)                                   $  5,095,257
------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 0.0%

SECURITY                                         SHARES           VALUE
------------------------------------------------------------------------------
Wireline Communication Services -- 0.0%
------------------------------------------------------------------------------
Worldcom, Inc.(1)                                      18,750     $    222,656
------------------------------------------------------------------------------
                                                                  $    222,656
------------------------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $468,750)                                     $    222,656
------------------------------------------------------------------------------

PREFERRED STOCKS -- 1.5%

SECURITY                                         SHARES           VALUE
------------------------------------------------------------------------------
Apparel -- 0.0%
------------------------------------------------------------------------------
Cluett American Corp., 12.50% (PIK)                         8     $        245
------------------------------------------------------------------------------
                                                                  $        245
------------------------------------------------------------------------------
Broadcasting and Cable -- 0.8%
------------------------------------------------------------------------------
CSC Holdings, Inc., Series M, 11.125%                  36,698     $  3,770,719
Pegasus Satellite, 12.75% (PIK)                         4,589        2,541,159
------------------------------------------------------------------------------
                                                                  $  6,311,878
------------------------------------------------------------------------------
Business Services - Rental & Leasing -- 0.2%
------------------------------------------------------------------------------
Crown Castle International Corp., 12.75%
(PIK)                                                   2,999     $  1,911,863
------------------------------------------------------------------------------
                                                                  $  1,911,863
------------------------------------------------------------------------------
Wireless Communication Services -- 0.3%
------------------------------------------------------------------------------
Dobson Communications Corp., 12.25%
(PIK)                                                   1,255     $  1,019,932
Nextel Communications Corp., 13% (PIK)                     81           33,412
Rural Cellular Corp., 12.25% (PIK)                      4,071        1,638,577
------------------------------------------------------------------------------
                                                                  $  2,691,921
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                         SHARES           VALUE
------------------------------------------------------------------------------
Wireline Communication Services -- 0.2%
------------------------------------------------------------------------------
Broadwing Communications, Series B,
12.50%                                                  4,627     $  1,862,368
------------------------------------------------------------------------------
                                                                  $  1,862,368
------------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $21,291,258)                                  $ 12,778,275
------------------------------------------------------------------------------

COMMERCIAL PAPER -- 4.3%

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------
CXC, Inc., 1.82%, 4/1/02                           $   18,846     $ 18,846,000
Nestle Capital, 1.83%, 4/2/02                          18,846       18,845,042
------------------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $37,691,042)                               $ 37,691,042
------------------------------------------------------------------------------
Total Investments -- 97.3%
   (identified cost $880,964,942)                                 $845,649,400
------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.7%                            $ 23,822,117
------------------------------------------------------------------------------
Net Assets -- 100.0%                                              $869,471,517
------------------------------------------------------------------------------

 ADR - American Depositary Receipt

 GBP - British Pound

 DEM - Deutsche Mark

 EUR - Euro Dollar
 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)  Defaulted security
 (3)  Non-income producing security.
 (4)  Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2002
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $880,964,942)        $845,649,400
Cash                                            13,118
Receivable for investments sold             15,239,123
Interest and dividends receivable           20,610,592
Prepaid expenses                                 3,729
------------------------------------------------------
TOTAL ASSETS                              $881,515,962
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $ 11,975,615
Payable for open forward foreign
   currency contracts, net                       9,144
Payable to affiliate for Trustees' fees            405
Accrued expenses                                59,281
------------------------------------------------------
TOTAL LIABILITIES                         $ 12,044,445
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $869,471,517
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $904,805,530
Net unrealized depreciation (computed on
   the basis of identified cost)           (35,334,013)
------------------------------------------------------
TOTAL                                     $869,471,517
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 2002
Investment Income
------------------------------------------------------
Interest                                  $ 42,483,132
Dividends                                    1,516,651
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 43,999,783
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  2,573,704
Trustees' fees and expenses                     13,047
Custodian fee                                  187,937
Legal and accounting services                   40,101
Miscellaneous                                    6,528
------------------------------------------------------
TOTAL EXPENSES                            $  2,821,317
------------------------------------------------------

NET INVESTMENT INCOME                     $ 41,178,466
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(64,718,457)
   Foreign currency and forward foreign
      currency exchange contract
      transactions                             192,478
------------------------------------------------------
NET REALIZED LOSS                         $(64,525,979)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 84,051,318
   Foreign currency and forward foreign
      currency exchange contracts              (74,917)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 83,976,401
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 19,450,422
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 60,628,888
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       MARCH 31, 2002    PERIOD ENDED
IN NET ASSETS                             (UNAUDITED)       SEPTEMBER 30, 2001(1)
---------------------------------------------------------------------------------
From operations --
   Net investment income                  $     41,178,466  $          16,337,268
   Net realized loss                           (64,525,979)           (38,526,798)
   Net change in unrealized appreciation
      (depreciation)                            83,976,401            (16,906,749)
---------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     60,628,888  $         (39,096,279)
---------------------------------------------------------------------------------
Capital transactions --
   Assets contributed by Eaton Vance
      Income Fund of Boston               $             --  $         762,800,395
   Contributions                               191,628,290             89,671,754
   Withdrawals                                (135,405,841)           (60,855,700)
---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $     56,222,449  $         791,616,449
---------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $    116,851,337  $         752,520,170
---------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------
At beginning of period                    $    752,620,180  $             100,010
---------------------------------------------------------------------------------
AT END OF PERIOD                          $    869,471,517  $         752,620,180
---------------------------------------------------------------------------------

 (1) For the period from the start of business, July 23, 2001, to September 30, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED
                                  MARCH 31, 2002      PERIOD ENDED
                                  (UNAUDITED)(1)      SEPTEMBER 30, 2001(2)
---------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------
Ratios (As a percentage of average daily net
   assets):
   Expenses                               0.68%(3)              0.69%(3)
   Net investment income                  9.99%(3)             10.38%(3)
Portfolio Turnover                          47%                   16%
---------------------------------------------------------------------------
TOTAL RETURN(4)                           8.19%                   --
---------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $869,472              $752,620
---------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended March 31, 2002 was to decrease the ratio of net investment income to average net assets from 10.24% to 9.99%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (2) For the period from the start of business, July 23, 2001, to September 30, 2001.
 (3)  Annualized.
 (4) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Boston Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the state of New York on March 15, 2001, seeks to achieve high current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Investments listed on securities exchanges or NASDAQ are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there is no quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Effective October 1, 2001, the Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities using the interest method of amortization. Prior to October 1, 2001, the Portfolio amortized market premiums on fixed-income securities using the proportional method of amortization. The cumulative effect of this accounting change had no impact on the Portfolio's net assets, but resulted in a $1,517,419 increase in the cost of securities and a corresponding $1,517,419 increase in the net unrealized depreciation, based on securities held by the Portfolio on September 30, 2001. The effect of this change for the six months ended
   March 31, 2002 was a decrease to net investment income of $1,048,254, a decrease to net realized loss of $1,110,500, and an increase to net unrealized depreciation of $62,246. The statement of changes in net assets and supplementary data for prior periods have not been restated to reflect these changes.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since some of the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue
   Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 E Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statements purposes as unrealized until such time as the contracts have been closed.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio.

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended March 31, 2002, the Portfolio's custodian fee was reduced by $1,595 as a result of this arrangement.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 H Other -- Investment transactions are accounted for on the date the investments are purchased or sold. Gains and losses on securities are determined on the basis of identified cost.

 I Interim of Financial Statements -- The interim financial statements relating to March 31, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 5/96th of 1% (equal to 0.625% annually) of average daily net assets of the Portfolio. For the six months ended March 31, 2002, the advisory fee amounted to $2,573,704. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2002, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $470,009,550 and $352,282,170, respectively, for the six months ended March 31, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $882,412,293
    ------------------------------------------------------
    Gross unrealized appreciation             $ 35,106,720
    Gross unrealized depreciation              (71,877,434)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(36,770,714)
    ------------------------------------------------------

   The unrealized depreciation on foreign currency is $9,327.

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and

BOSTON INCOME PORTFOLIO AS OF MARCH 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2002 is as follows:
   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

    SALES
    ------------------------------------------------------------

                                 IN EXCHANGE FOR
    SETTLEMENT                     (IN U.S.       NET UNREALIZED
    DATE(S)        DELIVER         DOLLARS)       DEPRECIATION
    ------------------------------------------------------------
                  Euro Dollar
      4/08/02       3,972,306      $3,453,572        $(9,233)
    ------------------------------------------------------------
                                   $3,453,572        $(9,233)
    ------------------------------------------------------------
    PURCHASES
    ------------------------------------------------------------

                                   DELIVER
    SETTLEMENT                     (IN U.S.       NET UNREALIZED
    DATE(S)     IN EXCHANGE FOR    DOLLARS)       APPRECIATION
    ------------------------------------------------------------
                  Euro Dollar
      4/08/02         121,133      $  105,507        $    89
    ------------------------------------------------------------
                                   $  105,507        $    89
    ------------------------------------------------------------

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2002.

7 Restricted Securities
-------------------------------------------
   At March 31, 2002, the Portfolio owned the following securities (representing 0.01% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (excercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                                DATE OF
    DESCRIPTION                               ACQUISITION  SHARES/FACE  COST  FAIR VALUE
    ------------------------------------------------------------------------------------
    COMMON STOCKS, WARRANTS AND RIGHTS
    ------------------------------------------------------------------------------------
    New World Coffee, Warrants, Exp. 6/15/06     6/15/01        5,420   $  0   $27,100
    Peninsula Gaming LLC, Convertible
     Preferred Membership Interests              7/08/99        6,338      0    38,027
    ------------------------------------------------------------------------------------
                                                                        $ --   $65,127
    ------------------------------------------------------------------------------------

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2002

INVESTMENT MANAGEMENT

EATON VANCE INCOME FUND OF BOSTON

Officers

James B. Hawkes
President and Trustee

Michael W. Weilheimer
Vice President

Thomas P. Huggins
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman Jordan Management Co., Inc.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

BOSTON INCOME PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Michael W. Weilheimer
Vice President

Thomas P. Huggins
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman Jordan Management Co., Inc.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF EATON VANCE INCOME FUND OF BOSTON
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA02116

TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

                                 EATON VANCE FUNDS
                              EATON VANCE MANAGEMENT
                          BOSTON MANAGEMENT AND RESEARCH
                          EATON VANCE DISTRIBUTORS, INC.

                                  PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.


                           For more information about
              Eaton Vance's privacy policies, call 1-800-262-1122

EATON VANCE INCOME FUND OF BOSTON
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS SALES CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.


443-5/02                                                                   IBSRC